Pension Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ (15,417)	¥ 8,028	¥ 1,870
Amortization of net actuarial loss	(15)	502	777
Prior service credit due to amendments	(88)	0	743
Amortization of prior service credit	(928)	(927)	(1,259)
Amortization of transition obligation	49	53	53
Plan curtailments and settlements	(92)	0	0
Total recognized in other comprehensive income (loss), pre-tax	(16,491)	7,656	2,184
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	7,881	(28,730)	2,447
Amortization of net actuarial loss	1,336	215	60
Prior service credit due to amendments	0	843	344
Amortization of prior service credit	(113)	(51)	(3)
Amortization of transition obligation	3	5	3
Foreign currency exchange rate change	307	1,065	(7)
Total recognized in other comprehensive income (loss), pre-tax	¥ 9,414	¥ (26,653)	¥ 2,844